Derivatives and Fair Value Disclosures - Additional Information (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Derivatives, Fair Value [Line Items]
Derivative, notional amount	$ 19,164,000	$ 42,510,194
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, notional amount	$ 19,164,000	$ 42,510,194